Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefits [Abstract]
Pension and other postretirement benefits
Note 14 — Pension and other postretirement benefits
The Company has a number of defined benefit pension and postretirement plans covering eligible U.S. and non-U.S. employees. The defined benefit pension plans are noncontributory. The benefits under these plans are based primarily on years of service and employees’ pay near retirement. The Company’s funding policy for U.S. plans is to contribute annually, at a minimum, amounts required by applicable laws and regulations. Obligations under non-U.S. plans are systematically provided for by depositing funds with trustees or by book reserves.
In 2010, the Company made a $30 million cash contribution to the Teleflex Retirement Income Plan (“TRIP”) to improve the funded status of the pension plan.
In 2009, the Company offered certain qualifying individuals an early retirement program. Based on the individuals that accepted the offer, the Company recognized special termination costs of $402 thousand in pension expense and $395 thousand in postretirement expense in the second quarter of 2009.
In 2008, the Company took the following actions with respect to its pension benefits:
• Effective August 31, 2008, the Arrow Salaried plan, the Arrow Hourly plan and the Berks plan were merged into the Teleflex Retirement Income Plan (“TRIP”).
• On October 31, 2008, the TRIP was amended to cease future benefit accruals for all employees, other than those subject to a collective bargaining agreement, as of December 31, 2008.
• On December 15, 2008, the Company amended its Supplemental Executive Retirement Plans (“SERP”) for all executives to cease future benefit accruals as of December 31, 2008. In addition, the Company replaced the non-qualified defined benefits provided under the SERP with a non-qualified defined contribution arrangement under the Company’s Deferred Compensation Plan, effective January 1, 2009.
In addition, on October 31, 2008, the Company’s postretirement benefit plans were amended to eliminate future benefits for employees, other than those subject to a collective bargaining agreement, who had not attained age 50 and whose age plus service was less than 65.
The Company and certain of its subsidiaries provide medical, dental and life insurance benefits to pensioners and survivors. The associated plans are unfunded and approved claims are paid from Company funds.
Net benefit cost of pension and postretirement benefit plans consisted of the following:

	Pension			Other Benefits
	2010	2009	2008	2010	2009	2008
	(Dollars in thousands)
Service cost	$2,266	$2,217	$4,228	$690	$670	$840
Interest cost	17,249	17,220	17,052	2,310	2,802	2,864
Expected return on plan assets	(16,753)	(13,782)	(20,386)	—	—	—
Net amortization and deferral	4,040	4,277	2,285	105	387	457
Curtailment credit	(52)	—	(1,487)	—	—	(41)
Net settlement gain	(40)	—	—	—	—	—
Special termination costs	—	343	—	—	395	—

Net benefit cost	$6,710	$10,275	$1,692	$3,105	$4,254	$4,120

The weighted average assumptions for U.S. and foreign plans used in determining net benefit cost were as follows:

	Pension			Other Benefits
	2010	2009	2008	2010	2009	2008
Discount rate	5.78%	6.06%	6.32%	5.60%	6.05%	6.45%
Rate of return	8.27%	8.17%	8.19%	—	—	—
Initial healthcare trend rate	—	—	—	9.0%	10.0%	8.5%
Ultimate healthcare trend rate	—	—	—	5.0%	5.0%	5.0%
Summarized information on the Company’s pension and postretirement benefit plans, measured as of year end, and the amounts recognized in the consolidated balance sheet and in accumulated other comprehensive income with respect to the plans were as follows:

	Pension		Other Benefits
	2010	2009	2010	2009
	Under Funded		Under Funded
	(Dollars in thousands)
Benefit obligation, beginning of year	$332,002	$303,883	$57,027	$58,194
Service cost	2,584	2,534	871	872
Interest cost	18,633	18,542	2,777	3,357
Amendments	32	—	—	—
Actuarial loss (gain)	20,758	20,740	(1,718)	(3,008)
Currency translation	(2,005)	1,819	—	—
Benefits paid	(15,964)	(15,918)	(3,692)	(3,237)
Medicare Part D reimbursement	—	—	257	454
Settlements	(444)	—	—	—
Administrative costs	(1,419)	—	—	—
Special termination costs	—	402	—	395
Curtailments	(52)	—	—	—

Projected benefit obligation, end of year	354,125	332,002	55,522	57,027

Fair value of plan assets, beginning of year	218,122	186,550	—	—
Actual return on plan assets	29,931	37,183	—	—
Contributions	32,085	9,070	—	—
Benefits paid	(15,964)	(15,918)	—	—
Settlements paid	(389)	—	—	—
Administrative costs	(1,419)	—	—	—
Currency translation	(432)	1,237	—	—

Fair value of plan assets, end of year	261,934	218,122	—	—

Funded status, end of year	$(92,191)	$(113,880)	$(55,522)	$(57,027)

The summarized information in the table above includes information pertaining to discontinued operations.
The following table sets forth information as to amounts recognized in the consolidated balance sheet with respect to the plans:

	Pension		Other Benefits
	2010	2009	2010	2009
	(Dollars in thousands)
Payroll and benefit-related liabilities	$(2,012)	$(2,056)	$(3,932)	$(4,125)
Pension and postretirement benefit liabilities	(90,179)	(111,824)	(51,590)	(52,902)
Accumulated other comprehensive income (loss)	143,637	139,507	6,295	8,451

	$51,446	$25,627	$(49,227)	$(48,576)

Amounts recognized in accumulated other comprehensive income with respect to the plans are set forth below:

	Pension
				Accumulated
				Other
				Comprehensive
	Prior Service	Net (Gain)	Deferred	Income (Loss),
	Cost (Credit)	or Loss	Taxes	Net of Tax
	(Dollars in thousands)
Balance at December 31, 2008	$571	$144,415	$(50,255)	$94,731
Reclassification adjustments related to components of Net Periodic Benefit Cost recognized during the period:
Net amortization and deferral	(65)	(4,504)	1,671	(2,898)
Amounts arising during the period:
Tax rate adjustments	—	—	(3,248)	(3,248)
Actuarial changes in benefit obligation	—	(1,595)	1,061	(534)
Impact of currency translation	1	684	(194)	491

Balance at December 31, 2009	507	139,000	(50,965)	88,542
Reclassification adjustments related to components of Net Periodic Benefit Cost recognized during the period:
Net amortization and deferral	(67)	(4,236)	1,529	(2,774)
Settlement	—	20	(11)	9
Amounts arising during the period:
Tax rate adjustments	—	—	344	344
Actuarial changes in benefit obligation	—	8,982	(3,371)	5,611
Impact of currency translation	(9)	(560)	161	(408)

Balance at December 31, 2010	$431	$143,206	$(52,313)	$91,324

	Other Benefits
	Prior				Accumulated Other
	Service				Comprehensive
	Cost	Initial	Net (Gain)	Deferred	Income (Loss),
	(Credit)	Obligation	or Loss	Taxes	Net of Tax
		(Dollars in thousands)
Balance at December 31, 2008	$744	$736	$10,755	$(4,316)	$7,919
Reclassification adjustments related to components of Net Periodic Benefit Cost recognized during the period:
Net Amortization and deferral	(157)	(186)	(433)	289	(487)
Amounts Arising During the period:
Tax rate adjustments	—	—	—	241	241
Actuarial changes in benefit obligation	—	—	(3,008)	1,147	(1,861)

Balance at December 31, 2009	587	550	7,314	(2,639)	5,812
Reclassification adjustments related to components of Net Periodic Benefit Cost recognized during the period:
Net Amortization and deferral	(78)	(186)	(174)	163	(275)
Amounts Arising During the period:
Tax rate adjustments	—	—	—	(51)	(51)
Actuarial changes in benefit obligation	—	—	(1,718)	654	(1,064)

Balance at December 31, 2010	$509	$364	$5,422	$(1,873)	$4,422

The summarized information in the tables above include information pertaining to discontinued operations.
The weighted average assumptions for U.S. and foreign plans used in determining benefit obligations as of year end were as follows:

	Pension		Other Benefits
	2010	2009	2010	2009
Discount rate	5.31%	5.78%	5.05%	5.60%
Expected return on plan assets	8.31%	8.27%	—	—
Rate of compensation increase	3.28%	3.45%	—	—
Initial healthcare trend rate	—	—	8.0%	9.0%
Ultimate healthcare trend rate	—	—	5.0%	5.0%
The discount rate represents the interest rate used to determine the present value of future cash flows currently expected to be required to settle the Company’s pension and other benefit obligations. The discount rates for U.S. pension plans and other benefit plans of 5.35% and 5.05%, respectively, were established by comparing the projection of expected benefit payments to the Citigroup Pension Discount Curve (published monthly) as of December 31, 2010. The Citigroup Pension Discount Curve was designed to provide a market average discount rate to asset plan sponsors in valuing the liabilities associated with post retirement obligations. The expected benefit payments are discounted by each corresponding discount rate on the yield curve. For payments beyond 30 years, the Company extends the curve assuming that the discount rate derived in year 30 is extended to the end of the plan’s payment expectations. Once the present value of the string of benefit payments is established, the Company determines the single rate on the yield curve that, when applied to all obligations of the plan, will exactly match the previously determined present value.
The Company’s assumption for the Expected Return on Assets is primarily based on the determination of an expected return for its current portfolio. This determination is made using assumptions for return and volatility of the portfolio. Asset class assumptions are set using a combination of empirical and forward-looking analysis. To the extent that history has been skewed by unsustainable trends or events, the effects of those trends are quantified and removed. The Company applies a variety of models for filtering historical data and isolating the fundamental characteristics of asset classes. These models provide empirical return estimates for each asset class, which are then reviewed and combined with a qualitative assessment of long term relationships between asset classes before a return estimate is finalized. This provides an additional means for correcting for the effect of unrealistic or unsustainable short-term valuations or trends, opting instead for return levels and behavior that is more likely to prevail over long periods.
Increasing the assumed healthcare trend rate by 1% would increase the benefit obligation by $4.7 million and would increase the 2010 benefit expense by $0.4 million. Decreasing the trend rate by 1% would decrease the benefit obligation by $4.1 million and would decrease the 2010 benefit expense by $0.3 million.
The accumulated benefit obligation for all U.S. and foreign defined benefit pension plans was $353.7 million and $331.5 million for 2010 and 2009, respectively.
The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for U.S. and foreign plans with accumulated benefit obligations in excess of plan assets were $353.3 million, $353.0 million and $261.2 million, respectively for 2010 and $331.0 million, $330.7 million and $217.2 million, respectively for 2009.
The Company’s investment objective is to achieve an enhanced long-term rate of return on plan assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants. These investments are held primarily in equity and fixed income mutual funds. The Company’s other investments are largely comprised of a hedge fund of funds. The equity funds are diversified in terms of domestic and international equity securities, as well as small, middle and large capitalization stocks. The domestic mutual funds held in the plans are subject to the diversification and industry concentration restrictions set forth in the Investment Company Act of 1940, as amended. The Company’s target allocation percentage is as follows: equity securities (60%); fixed-income securities (30%) and other securities (10%). Equity funds are held for their expected return over inflation. Fixed-income funds are held for diversification relative to equities and as a partial hedge of interest rate risk to plan liabilities. The other investments are held to further diversify assets within the plans and provide a mix of equity and bond like return with a bond like risk profile. The plans may also hold cash to meet liquidity requirements. Actual performance may not be consistent with the respective investment strategies. Investment risks and returns are measured and monitored on an on-going basis through annual liability measurements and investment portfolio reviews to determine whether the asset allocation targets continue to represent an appropriate balance of expected risk and reward.
The fair values of the Company’s pension plan assets at December 31, 2010 by asset category are as follows:

	Fair Value Measurements at 12/31/10
		Quoted Prices in	Significant	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Cash	$433	$433	$	$
Money market funds	4,098	4,098
Equity Securities:
U.S. large-cap disciplined equity (a)	76,736	76,736
U.S. small/mid-cap equity (b)	21,237	21,237
World Equity exclude United States (c)	52,199	52,199
Common Equity Securities — Teleflex Incorporated	6,290	6,290
Diversified United Kingdom Equity	5,960	5,960
Diversified Global exclude United Kingdom	3,101	3,101
Fixed income securities:
Long duration bond fund (d)	66,459	66,459
Corporate, government and foreign bonds	2,216		2,216
Asset backed — home loans	1,262		1,262
Other types of investments:
Hedge fund of funds (e)	20,689			20,689
General Fund — Japan	756		756
Other	498			498

Total	$261,934	$236,513	$4,234	$21,187

The fair values of the Company’s pension plan assets at December 31, 2009 by asset category are as follows:

	Fair Value Measurements at 12/31/09
		Quoted Prices in	Significant	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Cash	$356	$356	$	$
Money market funds	5,662	5,662
Equity Securities:
U.S. large-cap disciplined equity (a)	61,461	61,461
U.S. small/mid-cap equity (b)	16,956	16,956
World Equity exclude United States (c)	40,628	40,628
Common Equity Securities — Teleflex Incorporated	6,300	6,300
Diversified United Kingdom Equity	5,445	5,445
Diversified Global exclude United Kingdom	2,767	2,767
Fixed income securities:
Long duration bond fund (d)	53,455	53,455
Corporate, government and foreign bonds	2,172		2,172
Asset backed — home loans	1,258		1,258
Other types of investments:
Hedge fund of funds	20,244			20,244
General Fund — Japan	916		916
Other	502			502

Total	$218,122	$193,030	$4,346	$20,746

(a)	This category comprises a mutual fund that invests at least 80% of its net assets in equity securities of large companies. These securities include common stocks, preferred stocks, warrants, exchange traded funds based on a large cap equity index and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index).

(b)	This category comprises a mutual fund that invests at least 80% of its net assets in equity securities of small and mid-sized companies. The fund will invest in common stocks or exchange traded funds holding common stock of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index.

(c)	This category comprises a mutual fund that invests at least 80% of its net assets in equity securities of foreign companies. These securities may include common stocks, preferred stocks, warrants, exchange traded funds based on an international equity index and derivative instruments whose value is based on an international equity index and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the fund will not invest more than 30% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. It is expected that the fund will invest at least 40% of its assets in companies domiciled in foreign countries.

(d)	This category comprises a mutual fund that invests in instruments or derivatives having economic characteristics similar to fixed income securities. The fund invests in investment grade fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, corporate bonds, asset-backed securities, exchange traded funds, mortgage-backed securities and collateralized mortgage-backed securities. The fund will invest primarily in long duration government and corporate fixed income securities, and use derivative instruments, including interest rate swap agreements and Treasury futures contracts, for the purpose of managing the overall duration and yield curve exposure of the Fund’s portfolio of fixed income securities.

(e)	As of December 31, 2010, this category comprises a hedge fund that invests in various other hedge funds. Approximately 24% of the assets of the hedge fund were invested in equity hedge based funds, including equity long/short and equity market neutral strategies. Approximately 23% of the assets were held in tactical/directional based funds, including global macro, long/short equity, commodity and systematic quantitative strategies. Approximately 23% of the assets were held in relative value based funds, including convertible and fixed income arbitrage, credit long/short and volatility arbitrage strategies. In addition, approximately 22% of the assets were held in funds with an event driven strategy. The remaining assets were held in cash.
The Company’s contributions to U.S. and foreign pension plans during 2011 are expected to be in the range of $7.2 million to $10.0 million. Contributions to postretirement healthcare plans during 2011 are expected to be approximately $3.3 million.
The Company’s expected benefit payments for U.S. and foreign plans for each of the five succeeding years and the aggregate of the five years thereafter, net of the annual average Medicare Part D subsidy of approximately $0.2 million, is as follows:

	Pension	Other Benefits
	(Dollars in thousands)
2011	$15,043	$3,265
2012	15,665	3,137
2013	16,255	3,078
2014	16,714	3,114
2015	17,631	3,166
Years 2016 — 2020	96,915	16,814
The Company maintains a number of defined contribution savings plans covering eligible U.S. and non-U.S. employees. The Company partially matches employee contributions. Costs related to these plans were $10.3 million, $10.0 million and $8.9 million for 2010, 2009 and 2008, respectively.